Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–129.32%(a)
Alabama–3.29%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 1,000	$ 1,002,501
Birmingham (City of), AL Water Works Board; Series 2015 A, RB(b)(c)(d)	5.00%	01/01/2025	2,250	2,421,641
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 10/18/2010; Cost $739,982)(e)(f)	5.50%	01/01/2043	925	530,599
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(g)(h)	6.60%	10/01/2042	1,300	1,322,376
Series 2013 F, Revenue Wts.(g)	7.75%	10/01/2046	1,700	1,726,939
Series 2013 F, Revenue Wts.(g)	7.90%	10/01/2050	1,000	1,015,572
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,500	1,700,916
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(i)	5.25%	05/01/2044	1,000	1,014,417
				10,734,961
American Samoa–0.25%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	820,934
Arizona–4.48%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB(i)	5.25%	07/01/2052	1,700	1,744,094
Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	2,375	1,579,376
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(i)	5.75%	07/01/2036	1,500	1,601,948
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,459,437
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.38%	09/01/2032	1,000	1,002,437
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(i)	6.75%	07/01/2044	750	799,407
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	1,000	1,000,900
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional School); Series 2015, Ref. RB(i)	5.00%	07/01/2045	1,845	1,877,017
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(i)	5.50%	05/01/2040	1,500	1,505,038
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(i)	6.13%	10/01/2052	1,000	992,401
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB(b)(c)	6.00%	07/01/2023	1,000	1,045,329
				14,607,384
California–16.84%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB(b)(c)	5.00%	07/01/2022	1,000	1,003,018
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(j)	5.00%	04/01/2056	2,250	2,546,957
California (State of); Series 2020, GO Bonds (INS - BAM)(h)	3.00%	03/01/2050	2,000	1,799,326
California (State of) Educational Facilities Authority; Series 2013, RB(d)	5.00%	10/01/2032	3,000	3,651,706
California (State of) Educational Facilities Authority (Stanford University);
Series 2014 U-6, RB(d)	5.00%	05/01/2045	3,000	3,835,211
Series 2010, RB(d)	5.25%	04/01/2040	500	643,940
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,271,917
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, RB(b)(c)	6.00%	07/01/2022	1,000	1,003,934
California (State of) Pollution Control Finance Authority; Series 2012, RB(i)(k)	5.00%	07/01/2037	1,000	1,003,822
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $937,500)(e)(f)(i)(k)	7.00%	12/01/2027	940	94,000
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2022, RB(i)	5.00%	08/01/2052	1,875	1,970,324
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	695,694
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(i)	6.75%	06/01/2045	755	764,223
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	$ 750	$ 763,512
Series 2006 A, RB(l)	0.00%	06/01/2046	10,000	2,284,049
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	880	880,375
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB(b)(c)	6.50%	01/15/2024	1,000	1,066,678
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2066	29,300	3,877,295
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(l)	0.00%	06/01/2036	10,000	4,017,173
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(d)(j)(k)	5.25%	05/15/2048	3,000	3,245,388
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(l)	0.00%	08/01/2039	8,000	4,279,597
Riverside (County of), CA Transportation Commission; Series 2013 A, RB(b)(c)	5.75%	06/01/2023	1,000	1,041,830
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(l)	0.00%	08/01/2037	5,000	2,106,874
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(l)	0.00%	06/01/2036	2,000	920,341
Series 2007 A, RB(l)	0.00%	06/01/2041	5,000	1,725,904
Southern California Logistics Airport Authority; Series 2008 A, RB(l)	0.00%	12/01/2044	18,085	4,521,702
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(l)	0.00%	06/01/2054	3,500	638,881
University of California; Series 2017 M, RB(d)	5.00%	05/15/2047	3,000	3,260,632
				54,914,303
Colorado–7.93%
Buffalo Highlands Metropolitan District; Series 2018 A, GO Bonds	5.25%	12/01/2038	1,185	1,196,014
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,045,201
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	1,005,138
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	1,500	1,433,239
Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(i)	5.00%	12/01/2051	1,350	1,155,001
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.50%	01/01/2035	3,000	3,135,075
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	1,000	842,940
Colorado International Center Metropolitan District No. 7; Series 2021, GO Bonds(g)	5.25%	12/01/2051	1,500	963,515
Denver (City & County of), CO; Series 2018 A, RB(d)(k)	5.25%	12/01/2043	3,000	3,257,174
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB(m)	7.75%	12/15/2047	700	681,782
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(g)	5.75%	12/01/2049	1,000	758,863
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	1,500	1,337,282
Nine Mile Metropolitan District; Series 2020, RB	5.13%	12/01/2040	1,375	1,395,872
North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	1,021,811
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	937,513
Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,228,697
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	1,016,906
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,529,365
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	1,000	913,545
				25,854,933
Connecticut–0.55%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(i)	5.00%	07/01/2039	1,100	1,164,556
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(n)	5.13%	10/01/2036	5,310	637,200
				1,801,756
Delaware–0.31%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(i)	5.25%	07/01/2048	1,000	1,012,926
District of Columbia–0.97%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2038	3,000	3,160,982
Florida–8.19%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB (Acquired 02/26/2014-06/30/2014; Cost $890,847)(f)	6.38%	11/15/2049	900	717,912
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(i)	5.00%	11/15/2061	$ 1,075	$ 838,126
Series 2022 B, RB(i)	6.50%	11/15/2033	100	91,097
Broward (County of), FL; Series 2017, RB(d)(j)(k)	5.00%	10/01/2042	3,000	3,200,636
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB(e)	5.00%	07/01/2048	250	100,000
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	2,000	1,549,435
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 08/14/2019; Cost $102,052)(e)(f)(i)	6.75%	12/01/2035	100	31,000
Series 2015, RB (Acquired 12/02/2015; Cost $988,260)(e)(f)(i)	7.00%	12/01/2045	1,000	310,000
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $1,183,318)(e)(f)(i)	8.25%	05/15/2049	1,200	816,000
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,640	3,729,906
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(i)	6.13%	06/15/2046	1,000	1,048,216
Florida Development Finance Corp. (River City Science Academy);
Series 2021, RB	4.00%	07/01/2055	1,000	864,040
Series 2022, RB	5.00%	07/01/2051	390	402,970
Series 2022, RB	5.00%	02/01/2057	575	587,461
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(i)	5.38%	07/15/2038	1,300	1,292,299
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(b)(c)	5.75%	10/01/2022	1,000	1,014,221
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,200,882
Miami-Dade (County of), FL; Series 2009, RB(l)	0.00%	10/01/2042	7,900	3,367,421
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	1,500	1,603,239
Orlando (City of), FL; Series 2014 A, RB(b)(c)(d)	5.00%	05/01/2024	3,000	3,173,889
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB(b)(c)	7.50%	06/01/2022	750	765,000
				26,703,750
Georgia–0.81%
Atlanta (City of), GA; Series 2015, RB(d)	5.00%	11/01/2040	2,490	2,647,913
Guam–0.17%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	545	557,127
Idaho–1.05%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014, RB	4.55%	10/01/2056	1,000	786,435
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,356,151
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(i)	4.00%	05/01/2057	1,705	1,299,181
				3,441,767
Illinois–14.12%
Berwyn (City of), IL; Series 2020, RB(i)	4.50%	12/01/2033	1,920	1,787,445
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	810	785,368
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,298,143
Series 2009 C, Ref. GO Bonds(l)	0.00%	01/01/2031	5,020	3,481,209
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,635,727
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,548,565
Series 2021 A, GO Bonds	5.00%	12/01/2034	2,250	2,396,283
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,617,079
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds(b)(c)(d)	5.00%	12/01/2044	3,000	3,223,166
Series 2016 C, GO Bonds(d)(j)	5.00%	12/01/2045	2,250	2,450,896
Chicago (City of), IL Transit Authority; Series 2014, RB(d)	5.25%	12/01/2049	3,000	3,102,829
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	$ 1,000	$ 1,013,614
Series 2017 C, GO Bonds	5.00%	11/01/2029	1,000	1,075,222
Series 2017 D, GO Bonds(d)(j)	5.00%	11/01/2023	3,000	3,114,849
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,092,149
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	140	139,982
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(i)	6.00%	12/01/2045	1,000	1,058,647
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	1,000	988,104
Series 2019 A, Ref. RB	5.00%	11/01/2049	4,000	3,816,254
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	7.00%	08/15/2023	1,000	1,056,587
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,536,368
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	1,018,555
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	10/01/2052	3,000	3,087,959
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	813,894
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB(g)	4.70%	12/15/2037	1,000	619,628
Series 2017 B, Ref. RB(g)	4.95%	12/15/2047	3,900	2,310,494
				46,069,016
Indiana–2.91%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, RB(d)	5.00%	12/01/2040	2,250	2,350,421
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(i)	5.90%	07/01/2038	1,000	1,027,075
Series 2018 A, Ref. RB(i)	6.00%	07/01/2048	1,000	1,024,650
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,561,639
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	480	480,000
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	7.00%	01/01/2044	1,000	1,049,698
				9,493,483
Iowa–0.98%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,000,224
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	4.00%	12/01/2032	1,000	1,044,503
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,167,377
				3,212,104
Kansas–0.98%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(b)(c)	7.38%	12/15/2023	1,000	1,081,487
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	1,015,803
Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	1,100,503
				3,197,793
Kentucky–0.69%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB(g)	6.88%	07/01/2046	2,000	2,243,091
Louisiana–0.96%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	761,799
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(d)(j)(k)	5.00%	01/01/2048	2,250	2,361,906
				3,123,705
Massachusetts–1.55%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(h)	5.50%	08/01/2030	960	1,173,091
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	505	635,583
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(i)	5.00%	10/01/2057	1,500	1,583,383
University of Massachusetts Building Authority; Series 2017-1, RB(d)	5.25%	11/01/2047	1,500	1,663,961
				5,056,018
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.59%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	$ 635	$ 627,710
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	616,861
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,152,658
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(i)	5.00%	07/01/2046	2,705	1,848,161
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(i)	5.00%	08/15/2051	1,000	929,019
				5,174,409
Minnesota–2.60%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth); Series 2022 B, RB	5.25%	06/15/2052	3,000	3,205,856
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,029,342
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	645	645,579
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	1,024,360
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,571,096
				8,476,233
Missouri–2.75%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(n)	5.50%	04/01/2027	750	202,500
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(i)	5.25%	12/01/2048	1,000	1,025,727
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,217,794
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,985,970
Series 2018, Ref. RB	5.00%	08/15/2042	755	757,740
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(i)	4.25%	12/01/2042	2,000	2,024,707
St. Louis (City of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	280	280,194
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,464,367
				8,958,999
Nevada–1.23%
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	3,000	3,291,561
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(i)(l)	0.00%	07/01/2058	6,000	709,921
				4,001,482
New Jersey–1.81%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(k)	5.25%	09/15/2029	1,000	1,007,148
Series 2012, RB(k)	5.75%	09/15/2027	1,000	1,004,180
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(i)	6.30%	10/01/2049	1,200	1,231,692
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	1,001,219
New Jersey (State of) Turnpike Authority; Series 2017 B, RB(d)	5.00%	01/01/2040	1,500	1,647,358
				5,891,597
New York–15.05%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(l)	0.00%	07/15/2035	1,475	834,389
Series 2009, RB(l)	0.00%	07/15/2046	10,000	3,315,422
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(i)(k)	5.25%	12/31/2033	1,000	973,740
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(d)	5.00%	02/15/2039	3,000	3,224,641
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,000	909,654
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	1,479	1,077,362
Series 2021, Ref. RB(i)	9.00%	01/01/2041	730	654,601
New York (City of), NY Municipal Water Finance Authority; Series 2012 BB, RB(d)	5.00%	06/15/2047	3,000	3,051,851
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2042	2,400	2,452,329
Subseries 2012 F-1, RB(d)	5.00%	05/01/2039	6,000	6,016,722
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2014 C, RB(d)	5.00%	03/15/2041	$ 3,000	$ 3,136,596
Series 2018 E, RB(d)	5.00%	03/15/2045	2,250	2,464,796
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)(d)	5.00%	03/15/2045	3,000	3,186,577
New York Counties Tobacco Trust V; Series 2005 S-2, RB(l)	0.00%	06/01/2050	8,100	1,174,225
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,252,923
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(i)	7.25%	11/15/2044	1,000	1,016,705
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(k)	5.00%	08/01/2026	745	745,052
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(k)	4.38%	10/01/2045	1,750	1,689,072
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(j)(k)	5.00%	07/01/2046	1,750	1,810,343
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(k)	5.00%	12/01/2041	1,500	1,610,091
Triborough Bridge & Tunnel Authority; Series 2017 A, RB(d)	5.00%	11/15/2047	4,170	4,514,352
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	2,039,555
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(i)(k)	7.00%	06/01/2046	1,000	921,800
				49,072,798
North Carolina–1.64%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(b)(c)	6.25%	07/01/2023	750	785,995
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,275,592
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2055	3,000	3,286,532
				5,348,119
North Dakota–0.17%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	565	541,860
Ohio–3.29%
Buckeye Tobacco Settlement Financing Authority; Series 2020 B-3, Ref. RB(l)	0.00%	06/01/2057	6,600	972,186
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	1,000	1,022,715
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank);
Series 2021 A, Ref. RB(i)	4.00%	12/01/2055	750	647,172
Series 2021, Ref. RB(i)	4.50%	12/01/2055	750	672,575
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,508,091
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	910	914,802
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,002,688
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,000,576
				10,740,805
Oklahoma–1.09%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,000	1,020,598
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,750	1,750
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(e)	7.00%	11/01/2051	665	1,664
Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(k)	5.50%	12/01/2035	2,500	2,539,216
				3,563,228
Pennsylvania–2.25%
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB(b)(c)	5.25%	07/01/2022	1,000	1,003,276
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(d)	5.00%	06/15/2034	3,000	3,139,277
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(i)	5.00%	04/15/2052	2,400	2,396,159
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	804,643
				7,343,355
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–7.80%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 500	$ 507,965
Series 2002, RB	5.63%	05/15/2043	1,000	1,018,244
Series 2005 A, RB(l)	0.00%	05/15/2050	27,000	4,534,523
Puerto Rico (Commonwealth of); Subseries 2022, RN	0.00%	11/01/2043	7,000	3,631,250
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(e)	5.00%	07/01/2037	495	460,350
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	1,000	1,043,199
Series 2010 XX, RB(e)	5.25%	07/01/2040	2,300	2,150,500
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(k)	6.63%	06/01/2026	1,000	1,036,414
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2046	10,650	3,240,492
Series 2018 A-1, RB(l)	0.00%	07/01/2051	28,462	6,288,781
Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,528,823
				25,440,541
South Carolina–1.34%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(i)	5.75%	06/15/2039	1,500	1,606,601
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	1,968,500
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy); Series 2021 A, RB(i)	5.00%	06/15/2056	900	805,771
				4,380,872
Tennessee–0.97%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	977,790
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,469,206
Series 2016 A, Ref. RB(i)	5.00%	09/01/2031	750	704,926
				3,151,922
Texas–7.67%
Arlington Higher Education Finance Corp. (Legacy Traditional Schools); Series 2021, Ref. RB	4.50%	02/15/2056	1,000	793,026
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	800	832,374
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,451,980
Series 2016, Ref. RB	5.00%	07/15/2041	1,000	1,009,573
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(k)	7.00%	03/01/2039	1,200	1,224,977
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(k)	6.63%	07/15/2038	1,000	1,001,592
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(k)	4.75%	07/01/2024	660	663,405
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(i)	5.50%	08/15/2024	750	799,623
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(i)(k)	4.63%	10/01/2031	1,500	1,556,806
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	600	540,300
Series 2016, Ref. RB	5.00%	07/01/2046	2,000	1,666,918
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	1,010,964
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	382,899
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,415,563
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.25%	10/01/2049	2,000	1,962,842
North Texas Tollway Authority; Series 2011 B, RB(b)(c)(l)	0.00%	09/01/2031	7,000	3,497,565
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	434,589
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $990,000)(e)(f)(k)(n)	8.00%	07/01/2038	990	247,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,060,620
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,781)(e)(f)	6.38%	02/15/2052	1,000	670,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	913	785,801
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	$ 1,000	$ 968,948
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(k)	6.75%	06/30/2043	1,000	1,039,378
				25,017,243
Utah–0.98%
Salt Lake City (City of), UT; Series 2018 A, RB(d)(k)	5.00%	07/01/2043	3,000	3,201,948
Virginia–0.55%
Ballston Quarter Community Development Authority; Series 2016 A, RB	5.38%	03/01/2036	1,000	785,136
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	1,000,190
				1,785,326
Washington–1.52%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,050,939
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)(j)	5.00%	07/01/2048	3,000	3,124,935
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(i)	7.00%	07/01/2050	740	776,350
				4,952,224
West Virginia–1.60%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(i)	5.75%	06/01/2042	1,500	1,203,852
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(b)(c)	6.75%	07/01/2023	1,000	1,052,767
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(i)	5.75%	06/01/2043	2,000	2,112,600
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(i)(k)	7.25%	02/01/2036	750	620,215
Series 2018, RB(i)(k)	8.75%	02/01/2036	240	233,939
				5,223,373
Wisconsin–6.39%
Public Finance Authority (Ascend Leadership Academy); Series 2021 A, RB(i)	5.00%	06/15/2056	1,400	1,205,014
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(i)	5.75%	10/01/2053	990	1,025,197
Public Finance Authority (Roseman University of Health Sciences); Series 2022, Ref. RB(i)	4.00%	04/01/2042	1,000	908,727
Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(i)	5.00%	06/15/2057	2,000	1,977,123
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(l)	0.00%	12/15/2060	5,000	925,093
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(d)	5.00%	11/15/2039	3,000	3,195,728
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(i)	6.85%	10/01/2047	2,000	1,731,472
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(i)	7.00%	12/01/2050	1,400	1,349,918
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,548)(f)(i)	6.85%	11/01/2046	1,000	802,344
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(i)	6.13%	02/01/2048	1,000	961,200
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(i)	6.25%	01/01/2038	1,000	615,000
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(k)	7.25%	06/01/2035	2,500	2,410,275
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	5.00%	07/01/2041	1,000	907,280
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,615,027
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	692,586
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.); Series 2012 A, RB(b)(c)	6.20%	10/01/2022	$ 500	$ 508,001
				20,829,985
TOTAL INVESTMENTS IN SECURITIES(o)–129.32% (Cost $421,886,277)					421,750,265
FLOATING RATE NOTE OBLIGATIONS–(22.50)%
Notes with interest and fee rates ranging from 1.33% to 1.51% at 05/31/2022 and contractual maturities of collateral ranging from 11/01/2023 to 04/01/2056(p)					(73,395,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(9.18)%					(29,952,990)
OTHER ASSETS LESS LIABILITIES–2.36%					7,734,661
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$326,136,936
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $6,050,563, which represented 1.86% of the Trust’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at May 31, 2022 was $4,219,355, which represented 1.29% of the Trust’s Net Assets.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $65,797,890, which represented 20.17% of the Trust’s Net Assets.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $14,505,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Security subject to the alternative minimum tax.
(l)	Zero coupon bond issued at a discount.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $108,107,186 are held by TOB Trusts and serve as collateral for the $73,395,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$420,663,065	$1,087,200	$421,750,265
Other Investments - Assets
Investments Matured	—	2,768,588	—	2,768,588
Total Investments	$—	$423,431,653	$1,087,200	$424,518,853
Invesco Municipal Income Opportunities Trust